Related party transactions (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related party transactions
Revenue from Related Parties	$ 2,785	$ 0	$ 1,016
Lease expenses	$ 100,235	$ 66,116	$ 88,847